Income Taxes Narrative (Details) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Operating Loss Carryforwards [Line Items]
Deferred income tax expense related to basis difference in CDW UK	$ 31
Deferred tax liability on unremitted CDW UK earnings	2
State and Local Jurisdiction
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	41
State tax credit carryforwards	$ 15